Unaudited Supplementary Data (Tables)	9 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	2011
	Three Months Ended
	March 31	June 30	September 30(2)	December 31
	(In thousands, except share and per share data)
Sales	$26,261	$99,615	$138,050	$132,905
Cost of goods sold	(16,677)	(42,923)	(55,657)	(62,633)
Selling, general and administrative expense (Includes stock-based compensation of $2,899 in March, $412 in June, $611 in September and $586 in December)	(11,238)	(14,229)	(14,901)	(24,019)
Depreciation and amortization expense	(83)	(283)	(305)	(62)
Accretion expense	(234)	(240)	(240)	(241)
Operating income (loss)	(1,971)	41,940	66,947	45,950
Other income (expense):
Other income (expense)	(168)	133	(117)	(1)
Foreign currency transaction losses, net	—	—	(2,000)	(3,415)
Interest income (expense), net	140	70	(671)	73
Income (loss) before income taxes	(1,999)	42,143	64,159	42,607
Income tax (expense) benefit	(199)	6,612	(19,056)	(15,933)
Net income (loss)	(2,198)	48,755	45,103	26,674
Net loss (income) attributable to noncontrolling interest	—	(968)	255	(95)
Net income (loss) attributable to Molycorp stockholders	$(2,198)	$47,787	$45,358	$26,579
Weighted average shares outstanding (Common shares)(1)
Basic	82,253,700	83,847,119	83,847,119	83,847,119
Diluted	82,253,700	84,413,499	87,069,256	87,069,711
Income (loss) per share of common stock:
Basic	$(0.04)	$0.52	$0.50	$0.27
Diluted	$(0.04)	$0.52	$0.48	$0.26

	2010
	Three Months Ended
	March 31	June 30	September 30	December 31
	(In thousands, except share and per share data)
Sales	$3,018	$1,904	$8,533	$21,702
Cost of goods sold	(5,950)	(5,576)	(7,742)	(18,323)
Selling, general and administrative expense (Includes stock-based compensation of $0 in March, $15,133 in June, $6,527 in September and $7,079 in December)	(4,480)	(19,387)	(10,644)	(13,002)
Depreciation and amortization expense	(95)	(61)	(83)	(80)
Accretion expense	(263)	(216)	(216)	(217)
Operating loss	(7,770)	(23,336)	(10,152)	(9,920)
Other income (expense):
Other income	21	45	14	75
Interest income (expense), net of capitalized amount	—	—	(7)	256
Net loss	$(7,749)	$(23,291)	$(10,145)	$(9,589)
Weighted average shares outstanding (Common shares)(1)
Basic	48,155,533	49,666,732	69,550,649	81,509,452
Diluted	48,155,533	49,666,732	69,550,649	81,509,452
Loss per share of common stock:
Basic	$(0.16)	$(0.47)	$(0.15)	$(0.12)
Diluted	$(0.16)	$(0.47)	$(0.15)	$(0.12)

(1)
Weighted average shares outstanding include the retroactive treatment of exchange ratios for conversion of Class A common stock and Class B common stock to common stock in conjunction with the initial public offering.

(2)
During the fourth quarter of 2011, we identified an error in the elimination of intercompany sales in the third quarter of 2011. We have concluded that this error is not material to our previously issued consolidated financial statements for the third quarter of 2011, or to our consolidated financial statements for the 9 months ended September 30, 2011 or the fourth quarter of 2011. We revised our previously reported results for the third quarter of 2011 to correct this error in the appropriate quarterly period. This revision resulted in an increase to cost of sales of $5.1 million, a decrease in operating income of $5.1 million and a decrease in net income of $3.3 million, net of income tax benefit in the third quarter of 2011 of $1.8 million for the three months ended September 30, 2011. For the nine months ended September 30, 2011, this revision resulted in an increase to cost of sales of $5.1 million, a decrease in operating income of $5.1 million and a decrease in net income of $3.3 million, net of income tax benefit of $1.8 million We will appropriately revise the results in the quarterly filing on Form 10-Q for the three and nine months ended September 30, 2011, when next presented in the third quarter of 2012.